Accrued Liabilities	12 Months Ended
May 31, 2024
Accrued Liabilities
Accrued Liabilities

Note 4. Accrued Liabilities

The components of accrued liabilities were as follows (in thousands):

	May 31, 2024	May 31, 2023
Compensation and related expense	$208	$335
Legal fees and settlement	7	168
Clinical expense	329	187
Accrued inventory charges and expenses	—	4,978
License fees	1,799	862
Lease payable	142	139
Investor proceeds held in escrow	300	—
Other liabilities	25	—
Total accrued liabilities	$2,810	$6,669

As of May 31, 2024 and 2023, the accrued legal fees and settlement balance was primarily related to legal fees.